Exhibit 99.1
FIFTH THIRD AUTO TRUST 2023-1
Statement to Security holders
Determination Date: August 13, 2026

DATES
Collection Period Beginning Date	7/1/2026
Collection Period Ending Date	7/31/2026
Collection Period	36
Payment Date	8/17/2026
SOFR Determination Date	N/A
SOFR Rate	N/A

I. DEAL SUMMARY	Ratio	Beginning Period Balance	Principal Distribution Amount	Ending Period Balance
Class A-1 Notes	0.0%	$0.00	$0.00	$0.00
Class A-2-A Notes	0.0%	$0.00	$0.00	$0.00
Class A-2-B Notes	0.0%	$0.00	$0.00	$0.00
Class A-3 Notes	24.0%	$162,400,966.35	$23,433,678.09	$138,967,288.26
Class A-4 Notes	100.0%	$102,960,000.00	$0.00	$102,960,000.00
Total Securities	15.3%	$265,360,966.35	$23,433,678.09	$241,927,288.26

Overcollateralization		$69,719,907.84		$69,719,907.84
Reserve Account Balance		$4,101,171.05		$4,101,171.05
Net Pool Balance	18.8%	$352,648,936.44	$24,806,950.04	$327,841,986.40
Yield Supplement Overcollateralization Amount		$17,568,062.25		$16,194,790.30
Adjusted Pool Balance	19.0%	$335,080,874.19	$23,433,678.09	$311,647,196.10

	Coupon Rate	Beginning Period Balance	Interest Distribution Amount
Class A-1 Notes	5.618%	$0.00	$0.00
Class A-2-A Notes	5.800%	$0.00	$0.00
Class A-2-B Notes	0.530%	$0.00	$0.00
Class A-3 Notes	5.530%	$162,400,966.35	$748,397.79
Class A-4 Notes	5.520%	$102,960,000.00	$473,616.00
		$265,360,966.35	$1,222,013.79

II. AVAILABLE FUNDS
Interest Collections	$1,836,663.61
Repurchased Interest Collections	$533.20
Principal Collections	$24,254,443.12
Repurchased Principal Collections	$27,851.62
Liquidation Proceeds	$417,771.04
Liquidation Expenses*	$29,613.49
Total Collections	$26,507,649.10

Reserve Account Draw Amount	$0.00

Total Available Funds	$26,507,649.10

Investment Earnings (Collections Acct. remitted to servicer)	$86,455.29
Investment Earnings (Reserve Acct. remitted to servicer)	$12,873.26
Additional fees to be remitted to servicer	$99,328.55

*Liquidation Expenses incurred and associated with the liquidation process do not always occur in the same period of the actual collateral liquidation (i.e. servicer repossession costs can be incurred in periods prior to the eventual sale of a repossessed vehicle).

FIFTH THIRD AUTO TRUST 2023-1
Statement to Securityholders
Determination Date: August 13, 2026

III. DISTRIBUTIONS	Amount Due	Amount Paid	Shortfall
Servicing Fees	$293,874.11	$293,874.11	$0.00
Class A-1 Notes	$0.00	$0.00	$0.00
Class A-2-A Notes	$0.00	$0.00	$0.00
Class A-2-B Notes	$0.00	$0.00	$0.00
Class A-3 Notes	$748,397.79	$748,397.79	$0.00
Class A-4 Notes	$473,616.00	$473,616.00	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$23,433,678.09	$23,433,678.09	$0.00
Accrued and Unpaid Fees to Owner/Indenture Trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$1,558,083.11	$1,558,083.11	$0.00
	$26,507,649.10	$26,507,649.10	$0.00

First Allocation of Principal		$0.00
Regular Principal Distribution Amount		$23,433,678.09
Total Principal		$23,433,678.09

IV. POOL INFORMATION
Net Pool Balance		$327,841,986.40
Adjusted Pool Balance		$311,647,196.10
Number of Receivables Outstanding		32,786
Weighted Average Contract Rate		6.10%
Weighted Average Remaining Term (mos)		25.02

V. OVERCOLLATERALIZATION INFORMATION
Specified Reserve Account Balance		$4,101,171.05
Target Credit Enhancement Overcollateralization Amount		$69,719,907.84
Beginning Period Overcollateralization Amount		$69,719,907.84
Ending Period Overcollateralization Amount		$69,719,907.84
Overcollateralization Shortfall		$0.00
Overcollateralization as % of Adjusted Pool Balance		22.37%

VI. RESERVE ACCOUNT RECONCILIATION
Specified Reserve Account Balance		$4,101,171.05
Beginning Reserve Account Balance		$4,101,171.05
Ending Reserve Account Balance		$4,101,171.05

FIFTH THIRD AUTO TRUST 2023-1
Statement to Securityholders
Determination Date: August 13, 2026

VII. LOSS & DELINQUENCY INFORMATION
	Amount	# of Receivables
Defaulted Receivables	$198,361.35	12
Realized Losses for Collection Period	$305,658.40	42
CHG Off Recoveries for Collection Period	$198,774.14	112
Net Loss for Collection Period	$106,884.26
Net Loss as % of Ending Pool Balance	0.033%
Net Loss % for 1 Period Prior	0.001%
Net Loss % for 2 Periods Prior	0.044%
Net Loss % for 3 Periods Prior	0.007%
Four-Month Average Net Loss %	0.021%

Cumulative Losses (net of recoveries) for All Collection Periods	$9,444,514.70
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.542%

	# of Receivables	Amount
Receivables 30 - 59 Days Delinquent	256	$3,555,359.51
As % of Ending Pool Balance		1.084%

Receivables 60 - 89 Days Delinquent	64	$985,349.93
As % of Ending Pool Balance		0.301%

Receivables 90 - 119 Days Delinquent	47	$651,867.16
As % of Ending Pool Balance		0.199%

Receivables 120 - 150 Days Delinquent	3	$16,106.70
As % of Ending Pool Balance		0.005%

Receivables 150+ Days Delinquent	13	$204,785.45
As % of Ending Pool Balance		0.062%

Total Delinquencies	383	$5,413,468.75
As % of Ending Pool Balance		1.651%

Total Repossessions	22	$242,340.70
Total Repossessions Life-to-Date	718	$12,905,600.30

Total 30+ Day Delinquencies	383	$5,413,468.75
As % of Ending Pool Balance		1.651%
Total 30+ Day Delinquencies % 1 Period Prior		1.672%
Total 30+ Day Delinquencies % 2 Periods Prior		1.597%
Total 30+ Day Delinquencies % 3 Periods Prior		1.426%
Four-Month Average Total 30+ Day Delinquency %		1.587%

60-Day Delinquency Percentage		0.567%
Delinquency Trigger Percentage		5.280%
Delinquency Trigger occurred in current Collection Period?		NO